Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2025
Fee and commission income (expense) [abstract]
Summary of total fees in scope of IFRS 15 Revenues from Contracts with Customers	Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the
Barclays Bank Group and operating segments, in accordance with IFRS 15. The table below includes a total for fees in scope of IFRS 15. Refer to Note 2 for more detailed information about operating segments.

	2025

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
	£m	£m	£m	£m	£m	£m
Fee type
Transactional	462	30	336	2,727	254	3,809
Advisory	—	344	710	—	—	1,054
Brokerage and execution	—	158	1,820	—	—	1,978
Underwriting and syndication	102	—	2,655	—	—	2,757
Other	11	3	64	—	31	109
Total revenue from contracts with customers	575	535	5,585	2,727	285	9,707
Other non-contract fee income	26	—	146	—	—	172
Fee and commission income	601	535	5,731	2,727	285	9,879
Fee and commission expense	(96)	(40)	(1,258)	(1,858)	(74)	(3,326)
Net fee and commission income	505	495	4,473	869	211	6,553

	2024

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
	£m	£m	£m	£m	£m	£m
Fee type
Transactional	448	33	336	2,661	322	3,800
Advisory	—	319	739	—	—	1,058
Brokerage and execution	—	129	1,580	—	—	1,709
Underwriting and syndication	92	—	2,596	—	—	2,688
Other	11	3	51	—	29	94
Total revenue from contracts with customers	551	484	5,302	2,661	351	9,349
Other non-contract fee income	25	—	112	—	—	137
Fee and commission income	576	484	5,414	2,661	351	9,486
Fee and commission expense	(95)	(38)	(1,127)	(1,855)	(100)	(3,215)
Net fee and commission income	481	446	4,287	806	251	6,271

	2023

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
	£m	£m	£m	£m	£m	£m
Fee type
Transactional	433	32	327	2,603	297	3,692
Advisory	—	251	652	—	—	903
Brokerage and execution	—	89	1,674	—	—	1,763
Underwriting and syndication	82	—	1,997	—	—	2,079
Other	12	3	57	—	60	132
Total revenue from contracts with customers	527	375	4,707	2,603	357	8,569
Other non-contract fee income	28	1	110	—	—	139
Fee and commission income	555	376	4,817	2,603	357	8,708
Fee and commission expense	(102)	(34)	(1,253)	(1,765)	(93)	(3,247)
Net fee and commission income	453	342	3,564	838	264	5,461